CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Schedule of Revenue by geographic areas) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 101,636	$ 85,988	$ 122,000
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	35,463	30,185
Asia and Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	24,807	9,279
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	28,726	36,499
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 12,640	$ 10,025